SHORT-TERM DEBT (Details 1)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 31, 2016 CNY (¥)	Aug. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Feb. 29, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 928,846,417					¥ 620,105,995
Restricted cash	¥ 612,121,936	$ 94,081,419				¥ 257,059,302
weighted average interest rate on short-term bank borrowings	4.44%	4.44%				3.66%
Amount Needs to Deposit in Designated Bank Account	¥ 421,978,636	$ 64,580,000
Short term bank borrowing interest rate 4.1325%
Short-term Debt [Line Items]
Interest rate (as a percent)			4.1325%
Notes payable
Short-term Debt [Line Items]
Short-term borrowings	253,259,200					¥ 363,983,800
Short-term bank borrowings guaranteed by the Founder and his spouse
Short-term Debt [Line Items]
Short-term borrowings	0					75,000,000
Short-term bank borrowings guaranteed by the Founder and his spouse | Short-term bank borrowings guaranteed by the Founder and his spouse, interest rate of 4.35%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity							¥ 50,000,000
Short-term borrowings						¥ 50,000,000
Interest rate (as a percent)						4.35%
Short-term bank borrowings guaranteed by the Founder and his spouse | Short Term Bank Borrowing Interest Rate 4.698%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity										¥ 25,000,000
Short-term borrowings	¥ 25,000,000
Interest rate (as a percent)	4.698%	4.698%
Short-term bank borrowings
Short-term Debt [Line Items]
Principal amount			¥ 400,000,000
Loan facility maximum borrowing capacity	¥ 150,000,000					¥ 100,000,000
Short-term borrowings	675,587,217					¥ 181,122,195
Interest rate (as a percent)						4.35%
Short-term bank borrowings | Short term bank borrowing interest rate 4.35%
Short-term Debt [Line Items]
Principal amount					¥ 50,000,000
Short-term borrowings					50,000,000
Short-term bank borrowings | Short term bank borrowing interest rate 4.35 % One
Short-term Debt [Line Items]
Short-term borrowings	¥ 30,000,000					¥ 50,000,000
Interest rate (as a percent)	4.35%	4.35%
Short-term bank borrowings | Short term bank borrowing interest rate 4.35 % Two
Short-term Debt [Line Items]
Short-term borrowings	¥ 50,000,000					10,000,000
Interest rate (as a percent)	4.35%	4.35%
Short-term bank borrowings | Short term bank borrowing interest rate 4.35 % Three
Short-term Debt [Line Items]
Short-term borrowings						10,000,000
Short-term bank borrowings | Short term bank borrowing interest rate 4.35 % Four
Short-term Debt [Line Items]
Short-term borrowings						30,000,000
Short-term bank borrowings | Short term bank borrowing interest rate 4.1325%
Short-term Debt [Line Items]
Principal amount									¥ 30,000,000
Short-term borrowings	¥ 30,000,000
Interest rate (as a percent)	4.1325%	4.1325%
Short-term bank borrowings | Short Term Bank Borrowing Interest Rate 4.785% One
Short-term Debt [Line Items]
Short-term borrowings	¥ 20,000,000
Interest rate (as a percent)	4.785%	4.785%
Short-term bank borrowings | Short Term Bank Borrowing Interest Rate 4.785% Two
Short-term Debt [Line Items]
Short-term borrowings	¥ 30,000,000
Interest rate (as a percent)	4.785%	4.785%
Short-term bank borrowings | Short Term Bank Borrowing Interest Rate 4.785% Three
Short-term Debt [Line Items]
Short-term borrowings	¥ 20,000,000
Interest rate (as a percent)	4.785%	4.785%
Short-term bank borrowings | Short Term Bank Borrowing Interest Rate 5.0025%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity				¥ 240,000,000
Short-term borrowings				¥ 45,728,059
Interest rate (as a percent)				5.0025%
Short-term bank borrowings | Short Term Bank Borrowing Interest Rate 4.1325% One
Short-term Debt [Line Items]
Short-term borrowings			200,000,000
Short-term bank borrowings | Short Term Bank Borrowing Interest Rate 4.1325% Two
Short-term Debt [Line Items]
Short-term borrowings			¥ 200,000,000
Notes payable guaranteed by deposit
Short-term Debt [Line Items]
Restricted cash	¥ 75,143,300	$ 11,500,000				115,000,000
Third-party financing loan payable
Short-term Debt [Line Items]
Principal amount					50,000,000	30,000,000
Short-term borrowings					¥ 29,859,158	¥ 26,122,195
Interest rate (as a percent)					4.82%	4.82%
Short Term Loan [Member]
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity								¥ 25,000,000
Short-term borrowings						¥ 25,000,000
Interest rate (as a percent)						4.35%